Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Communication Services (15.0%)
	Alphabet Inc. Class C	8,005,844	2,562,831
*	Netflix Inc.	15,757,220	1,695,162
	Meta Platforms Inc. Class A	2,578,266	1,670,587
	Alphabet Inc. Class A	1,928,032	617,317
*	Spotify Technology SA	544,186	325,897
*	Roblox Corp. Class A	2,854,183	271,233
	Walt Disney Co.	2,019,373	210,964
*	Pinterest Inc. Class A	4,317,401	112,770
*	Trade Desk Inc. Class A	184,253	7,289
			7,474,050
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	13,342,694	3,111,783
*	Tesla Inc.	3,244,212	1,395,563
*	DoorDash Inc. Class A	2,155,651	427,617
	Home Depot Inc.	746,848	266,565
*	Wayfair Inc. Class A	2,277,231	252,317
	Hilton Worldwide Holdings Inc.	573,029	163,330
	TJX Cos. Inc.	1,073,200	163,041
*	Duolingo Inc.	846,559	162,040
*	DraftKings Inc. Class A	4,280,322	141,935
*	SharkNinja Inc.	1,104,492	107,765
	Industria de Diseno Textil SA	1,547,196	86,806
*	MercadoLibre Inc.	36,214	75,027
*	YETI Holdings Inc.	1,329,386	55,143
*	Rivian Automotive Inc. Class A	2,569,632	43,324
*	Sweetgreen Inc. Class A	6,165,254	40,013
			6,492,269
Consumer Staples (1.3%)
	Walmart Inc.	2,825,255	312,219
	Costco Wholesale Corp.	292,030	266,795
*	Oddity Tech Ltd. Class A	1,780,553	77,027
			656,041
Financials (6.4%)
	Mastercard Inc. Class A	1,781,164	980,584
	Visa Inc. Class A	1,169,750	391,211
	KKR & Co. Inc.	1,959,257	239,637
	Tradeweb Markets Inc. Class A	2,185,897	237,957
	S&P Global Inc.	356,156	177,661
	Nasdaq Inc.	1,887,070	171,572
	Morgan Stanley	1,007,637	170,956
*	Affirm Holdings Inc.	2,358,012	167,301
	American Express Co.	430,500	157,249
*,1	Lemonade Inc.	1,702,275	132,982
	MSCI Inc.	195,454	110,181
*	Block Inc. (XNYS)	1,589,647	106,189
*	Corpay Inc.	245,406	72,591
*	Coinbase Global Inc. Class A	150,375	41,025
			3,157,096
Health Care (9.3%)
	Eli Lilly & Co.	1,426,156	1,533,788
	Stryker Corp.	1,002,713	372,187
*	Intuitive Surgical Inc.	515,833	295,820
*	Guardant Health Inc.	2,515,681	272,750
*	Alnylam Pharmaceuticals Inc.	554,294	250,114
	Thermo Fisher Scientific Inc.	420,907	248,684
*	IDEXX Laboratories Inc.	313,726	236,198
*,1	Tempus AI Inc.	2,149,394	167,502
*	Vertex Pharmaceuticals Inc.	364,012	157,839

		Shares	Market Value ($000)
*	Natera Inc.	638,835	152,560
*	Insulet Corp.	460,392	150,636
*	Penumbra Inc.	502,939	147,447
	Ensign Group Inc.	755,087	140,099
	UCB SA	384,794	107,555
*	Doximity Inc. Class A	1,849,118	95,119
*	Inspire Medical Systems Inc.	577,835	71,888
*	Edwards Lifesciences Corp.	822,242	71,264
*	Moderna Inc.	2,550,076	66,251
*	Denali Therapeutics Inc.	2,818,384	54,874
*,1	Recursion Pharmaceuticals Inc. Class A	3,258,587	15,087
*	Sana Biotechnology Inc.	1,902,196	8,179
*,1	Ginkgo Bioworks Holdings Inc.	465,798	4,323
*,2	ABIOMED Inc. CVR	718,252	733
			4,620,897
Industrials (4.1%)
	General Electric Co.	2,505,116	747,652
	Waste Connections Inc. (XTSE)	1,664,391	293,848
*	Uber Technologies Inc.	2,871,818	251,399
*	Boeing Co.	1,297,765	245,277
	TransUnion	1,848,790	157,240
*	Axon Enterprise Inc.	284,396	153,614
	Watsco Inc.	367,700	127,371
	GE Vernova Inc.	113,605	68,137
			2,044,538
Information Technology (45.7%)
	NVIDIA Corp.	31,432,731	5,563,593
	Microsoft Corp.	8,514,863	4,189,398
	Apple Inc.	14,700,128	4,099,131
	Broadcom Inc.	5,601,263	2,257,085
*	Shopify Inc. Class A (XTSE)	6,791,563	1,077,414
*	Cloudflare Inc. Class A	2,819,343	564,461
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,783,957	520,041
*	Cadence Design Systems Inc.	1,563,211	487,472
*	Snowflake Inc.	1,717,852	431,593
*	ServiceNow Inc.	472,499	383,863
*	Datadog Inc. Class A	2,225,788	356,148
*	Crowdstrike Holdings Inc. Class A	652,506	332,230
*	AppLovin Corp. Class A	456,088	273,416
*	Arista Networks Inc.	2,012,136	262,946
	ASML Holding NVDR (Registered)	246,747	261,552
*	Samsara Inc. Class A	5,072,890	192,922
	Oracle Corp.	901,850	182,129
*	Workday Inc. Class A	819,633	176,729
*	Unity Software Inc.	3,894,147	165,579
*	Advanced Micro Devices Inc.	735,433	159,979
	Intuit Inc.	233,024	147,756
	Analog Devices Inc.	516,663	137,091
	Monolithic Power Systems Inc.	130,608	121,226
*	HubSpot Inc.	313,853	115,284
*,1	Figma Inc. Class A	2,503,405	90,047
*	Aurora Innovation Inc.	19,763,427	82,809
*	Globant SA	444,757	28,300
*	ARM Holdings plc ADR	123,773	16,779
*	Palantir Technologies Inc. Class A	86,790	14,620
	Amphenol Corp. Class A	66,170	9,323
*	Circle Internet Group Inc.	105,331	8,419
			22,709,335
Materials (0.2%)
*	Knife River Corp.	1,240,535	92,842
Other (1.3%)
	iShares Russell 1000 Growth ETF	1,319,529	628,690
Real Estate (1.6%)
	Welltower Inc.	2,087,642	434,689
*	CoStar Group Inc.	4,158,782	286,124

		Shares	Market Value ($000)
	Lineage Inc.	1,414,744	50,676
			771,489
Utilities (0.4%)
	Constellation Energy Corp.	596,474	217,331
Total Common Stocks (Cost $20,188,678)			48,864,578
Temporary Cash Investments (1.3%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund, 4.024%	4,780,823	478,082
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Bank of America Securities, LLC 4.090%, 12/1/2025 (Dated 11/28/2025, Repurchase Value $28,410, collateralized by U.S. Government Agency Obligations 3.000%–7.000%, 5/15/2043–4/15/2060, with a value of $28,968)	28,400	28,400
	Nomura International plc 4.080%, 12/1/2025 (Dated 11/28/2025, Repurchase Value $76,626, collateralized by U.S. Treasury Obligations 0.625%–4.750%, 1/15/2026–8/15/2052, with a value of $78,132)	76,600	76,600
	Societe Generale 4.080%, 12/1/2025 (Dated 11/28/2025, Repurchase Value $82,428, collateralized by U.S. Treasury Obligations 3.125%, 8/15/2044, with a value of $84,048)	82,400	82,400
			187,400
Total Temporary Cash Investments (Cost $665,381)			665,482
Total Investments (99.7%) (Cost $20,854,059)			49,530,060
Other Assets and Liabilities—Net (0.3%)			153,051
Net Assets (100%)			49,683,111
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,674.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $46,410 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	874	299,760	2,513
E-mini S&P Mid-Cap 400 Index	December 2025	172	57,008	95
				2,608
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,669,484	194,361	733	48,864,578
Temporary Cash Investments	478,082	187,400	—	665,482
Total	49,147,566	381,761	733	49,530,060
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,608	—	—	2,608
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.